Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 3,562,811,596	$ 2,772,848,068
Creditors for Purchase to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	37,476,044	36,309,500
Collections and Other Transactions on Behalf of Third Parties
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	287,843,529	285,249,785
Obligations for Purchase Financing
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	2,443,246,153	1,625,618,695
Creditors for Purchase of Foreign Currency to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	62,925,375	79,424,440
Accrued Fees Payable
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	18,535,536	22,026,180
Sundry Items Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	79,234,565	37,243,225
Sundry Items not Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	492,085,669	604,260,651
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	11,937,367	14,831,306
Cash or equivalents for purchases or cash sales to be settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	7,227,499	843,264
Lease Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	53,715,615	64,154,942
Other Financial Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 68,584,244	$ 2,886,080